J. ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of accrued liabilities

Accrued liabilities consisted of the following as of December 31:

	2013	2012
	(in thousands)
Accrued payroll	$2,279	$1,631
Accrued employee benefits	489	429
Accrued taxes	270	167
Accrued interest	34	74
Advance payments	128	189
Accrued commission	148	69
Accrued professional fees	–	22
Accrued other	1,167	662
	$4,515	$3,243